Operating Segments	6 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Operating Segments
Note 4. Operating Segment
The Group operates in
one
industry which is the biotechnology and healthcare industry. Additionally, the Group operates in two geographical areas being Australia and the United States of America.

The Group is focused primarily on developing a novel therapy for the treatment of highly prevalent and progressive retinal diseases.
The chief executive officer regularly reviews entity wide information that is compliant with IFRS.
There is only one segment for segment reporting purposes, and the information reviewed by the chief executive officer for the purpose of resources allocation and performance assessment is the same as the information presented in the consolidated financial statements.
The Group’s only revenue stream in the current and previous six months period is royalty income generated from licenses granted in respect of the Group’s intellectual property that are unrelated to the Group’s core business and the development of OPT-302 and that are not under development. These licenses are primarily used by third-party licensees for research purposes. All of the royalty income for the half year ended December 31, 2021 of US$
45,048 (December 31, 2020: US$31,288) was generated from customers based outside of Australia. The Group does not have any major customers. All property, plant and equipment are located in Australia.